Average Annual Total Returns - Institutional Shares - Janus Henderson Overseas Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes) Since Inception
Total	16.30%	9.04%	0.91%	8.71%	May 02, 1994	10.65%	8.93%	4.92%